OTHER ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized website development costs	$ 916,118	$ 411,800
Deposits	65,475	76,052
Other noncurrent assets	$ (0)	$ 4,321